Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Impairment of Magnetation investment	$ 0.0				$ 256.3					$ 256.3	$ 0.0	$ 0.0
Impairment of AFSG investment										41.6	0.0	0.0
Charge for facility idling										28.1	0.0	0.0
Pension/OPEB corridor charge/credit										131.2	2.0	0.0
Net sales	1,518.8	$ 1,542.7	$ 1,709.9	$ 1,689.4	1,750.9	$ 1,997.6	$ 1,593.8	$ 1,530.8	$ 1,383.5	6,692.9	6,505.7	5,570.4
Operating profit (loss)	48.0	(34.4)	80.2	7.1	33.8	74.5	63.7	36.5	(35.3)	86.7	139.4	135.8
Net income (loss) attributable to AK Holding	$ (13.6)	$ (145.4)	$ 6.7	$ (64.0)	$ (306.3)	$ 13.5	$ (7.2)	$ (17.1)	$ (86.1)	$ (509.0)	$ (96.9)	$ (46.8)
Basic and diluted earnings (loss) per share (in dollars per share)	$ (0.08)	$ (0.82)	$ 0.04	$ (0.36)	$ (1.72)					$ (2.86)	$ (0.65)	$ (0.34)
Basic earnings (loss) per share	(0.08)				(1.72)	$ 0.08	$ (0.05)	$ (0.13)	$ (0.63)	(2.86)	(0.65)	(0.34)
Diluted earnings (loss) per share	$ (0.08)				$ (1.72)	$ 0.07	$ (0.05)	$ (0.13)	$ (0.63)	$ (2.86)	$ (0.65)	$ (0.34)
Severstal Dearborn [Member]
Business Acquisition [Line Items]
Business Combination, Additional Disclosures, Acquisition Related Costs						$ 7.1	$ 23.6	$ 1.0			$ 31.7
Pension Plans, Defined Benefit [Member]
Business Acquisition [Line Items]
Pension/OPEB corridor charge/credit		$ 144.3				$ 2.0				$ 144.3	2.0	$ 0.0
Other Postretirement Benefit Plans, Defined Benefit [Member]
Business Acquisition [Line Items]
Pension/OPEB corridor charge/credit		(13.1)								$ (13.1)	$ 0.0	$ 0.0
AFSG Holdings Inc [Member]
Business Acquisition [Line Items]
Impairment of AFSG investment		$ 41.6